Note 14 - Income Tax	12 Months Ended
Dec. 31, 2015
Notes
Note 14 - Income Tax

NOTE 14 – INCOME TAX

Deferred taxes are provided on a liability method whereby deferred tax assets are recognized for deductible temporary differences and operating loss and tax credit carryforwards and deferred tax liabilities are recognized for taxable temporary differences. Temporary differences are the differences between the reported amounts of assets and liabilities and their tax bases. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Deferred tax assets and liabilities are adjusted for the effects of changes in tax laws and rates on the date of enactment.

Net deferred tax assets consist of the following components as of December 31:

	2015	2014
Deferred Tax Assets:
NOL Carryover	$1,493,600	$188,900
Related-party accrual	-	500
Depreciation	300	1,500
Payroll accrual	6,000	-
Deferred tax liabilities:
Less valuation allowance	(1,499,900)	(190,900)
Net deferred tax assets	$-	$-

The income tax provision differs from the amount of income tax determined by applying the U.S. federal income tax rate to pretax income from continuing operations for the period ended December 31, due to the following:

	2015	2014
Book Income (loss)	$(1,504,600)	$(583,800)
Meals and entertainment	1,600	1,000
Depreciation	(300)	(1,500)
Other nondeductible expenses	77,900	394,900
Payroll accrual	6,000
Related party accruals	(500)	500
Valuation allowance	1,419,900	188,900
	~	~

At December 31, 2015, we had net operating loss carryforwards of approximately $2,072,000 that may be offset against future taxable income through the year 2035. No tax benefit has been reported in the December 31, 2015, financial statements since the potential tax benefit is offset by a valuation allowance of the same amount.

Previous to June 26, 2014, we were a limited liability company treated as a pass-through entity.

Due to the change in ownership provisions of the Tax Reform Act of 1986, net operating loss carryforwards for federal income tax reporting purposes are subject to annual limitations. Should a change in ownership occur, net operating loss carryforwards may be limited as to use in future years.